Derivative Financial Instruments (Details 3) - Black Scholes Merton process [Member] - $ / shares		8 Months Ended
	Feb. 25, 2018	Oct. 31, 2018
Quoted market price on valuation date	0.41	0.44
Contractual strike price	0.31	0.31
Range of effective contractual conversion rates	$ 0.00	$ 0.00
Contractual term to maturity	3 years	2 years 11 months 4 days
Volatility	166.14%	164.78%
Risk-free interest rate	2.94%	2.93%